Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 17 - Income Taxes

The Company’s net deferred tax assets as of December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Share-based compensation	$1,409,693	$61,791
Accrued expenses	242,763	-
Net operating loss carryforwards	2,116,963	124,598
Research and development	855,842	-
Lease liability	58,111	-
Deferred Revenue	143,430	-
General business tax credits	78,166	78,166
Total deferred tax assets	4,904,969	264,555
Valuation allowance	(4,848,399)	(261,560)
Deferred tax assets, net valuation allowance	$56,570	$2,995

Deferred tax liabilities
Fixed assets	$(550)	$(2,995)
Right of use asset	(56,020)	-
Total gross deferred tax liabilities	(56,570)	(2,995)
Net deferred tax liabilities	$-	$-

As of December 31, 2023 and 2022, the Company had federal net operating loss carryforwards of approximately $9,869,000 and $461,000, respectively which may be available to reduce future taxable income, and may be carried forward indefinitely. At December 31, 2023 and 2022, the Company had available state operating loss carryforwards of approximately $705,000 and $440,000, respectively, which expire between 2041 and 2042. In addition, as of December 31, 2023 and 2022, the Company has general business tax credit carryforwards of approximately $78,000 and $78,000, respectively available to reduce future tax liabilities. These unused general business tax credits can be carried forward indefinitely until utilized, respectively.

In accordance with FASB ASC Topic 740, Accounting for Income Taxes, the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of net operating loss carryforwards and share-based compensation. The Company has determined that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets and, as a result, a full valuation allowance of $4,848,399 and $261,560 has been established at December 31, 2023 and 2022, respectively. The valuation allowance increased by $4,586,839 and $142,031 during the years ended December 31, 2023 and 2022, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022

U.S. federal statutory income tax rate	21.0%	21.0%
State tax benefit (expense), net of federal benefit	(6.9)%	6.3%
Permanent items
Change in fair value of earn-out liabilities	(112.4)%	-%
Loss on initial issuance of warrants	37.4%	-%
Share-based compensation - Arosa units	4.5%	-
Business Combination expenses	5.1%	-%
Current year tax credits	-%	6.8%
Change in valuation allowance	51.3%	(34.1)%
Income tax provision	0.0%	0.0%

The Company had no unrecognized tax benefits or related interest and penalties accrued for the years ended December 31, 2023 and 2022.

The Inflation Reduction Act was passed in August 2022, providing significant incentives for businesses to become more energy efficient by extending, increasing or expanding credits applicable to the production of clean energy and fuels as well as other provisions. These changes did not have a material impact on the income tax provision of the Company.

The Company is subject to U.S. federal income tax and Massachusetts state income tax. The statute of limitations for assessment by the IRS and state tax authorities is open for the tax years from 2019 through 2022; currently, no federal or state income tax returns are under examination by the respective taxing authorities.